OTHER LIABILITIES	12 Months Ended
Dec. 31, 2022
Disclosure of other liabilities [Abstract]
OTHER LIABILITIES
NOTE 34: OTHER LIABILITIES

	2022 £m	2021 £m
Settlement balances	1,125	541
Unitholders’ interest in consolidated Open-Ended Investment Companies[1]	10,413	12,080
Unallocated surplus within insurance businesses	248	308
Lease liabilities	1,317	1,475
Other creditors and accruals	5,987	5,543
Total other liabilities	19,090	19,947
1    Where a collective investment vehicle is consolidated, the interests of parties other than the Group are reported at fair value in other liabilities.
The maturity analysis of the Group’s lease liabilities on an undiscounted basis is set out in the liquidity risk section of note 52.